SHAREHOLDERS’ EQUITY (Details Narrative) - USD ($)				3 Months Ended		12 Months Ended
	Oct. 02, 2024	Oct. 02, 2023	Jul. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2023
Class of Stock [Line Items]
Bid price requirement descriptions			the Company was notified by Nasdaq that it was not in compliance with Nasdaq Listing Rule 5550(a)(2) (the “Minimum Bid Price Rule”). Thereafter, in February 2024, the Company was notified that it was not in compliance with Nasdaq Listing Rule 5550(b)(1) (the “Stockholders’ Equity Rule”) (collectively, with the Minimum Bid Price Rule, the “Minimum Requirements”).
Warrants outstanding						7,500
Warrants exercisable						7,500
Warrants exercise price						$ 17.50
Stock options exercised, shares				0	0
Share based compensation expense				$ 20,328	$ 50,811	$ 101,360	$ 86,491
Equity Option [Member]
Class of Stock [Line Items]
Aggregate shares						33,000
Exercise price						$ 7.60
Stock options exercised, shares						0	0
Share based compensation expense				20,000	$ 51,000	$ 101,000	$ 86,000
Unrecognized compensation cost				$ 60,000
Weighted average period				9 months 18 days
Non Employee Directors [Member] | Equity Option [Member]
Class of Stock [Line Items]
Aggregate shares	48,020	33,243				33,243	12,474
Exercise price	$ 3.73	$ 7.60
Weighted average grant-date fair value	$ 1.67	$ 3.60				$ 3.60	$ 4.80
Aggregate grant-date fair value	$ 80,000	$ 120,000
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized						4,000,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized						100,000
Preferred stock, shares issued						0	0
Preferred stock, shares outstanding						0	0
Series A-1 convertible preferred stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized				2,700		2,700
Preferred stock, shares issued				2,200		2,200	0
Preferred stock, shares outstanding				2,200		2,200	0
Preferred stock designating shares						2,700
Preferred stock stated per share value				$ 1,000		$ 1,000
Conversion price				$ 7.50		$ 7.50
Share cap percentage				19.90%